Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Disclosure of Basic and Diluted Loss Per Share

The calculations of the basic and diluted loss per share are based on the following data:

	Years ended December 31,
	2022	2023	2024
Loss:
Loss for the year attributable to owners of the Company for the purpose of calculating basic and diluted loss per share	$(240,811)	$(172,601)	$(53,858)
Number of shares (‘000):
Weighted average number of ordinary shares for the purpose of calculating basic and diluted loss per share	285	744	1,020
Loss per share – Basic and diluted $	$(844.95)	$(231.99)	$(52.80)

Disclosure of Detailed Information about Anti Dilutive Securities Excluded from Computation of Diluted Loss Per Share	As of December 31, 2022, Series A1, A2, B and C convertible preferred shares, unvested restricted shares and share options outstanding were excluded from the calculation of diluted loss per share as their inclusion would have been anti-dilutive. As of December 31, 2023 and 2024, share options outstanding and the private and public warrants were excluded from the calculation of diluted loss per share as their inclusion would have been anti-dilutive.

	As of December 31,
	2022 (Note i)	2023	2024
Number of series A1 convertible preferred shares (“Series A1 Preferred Shares”)	94,658	—	—
Number of series A2 convertible preferred shares (“Series A2 Preferred Shares”)	52,592	—	—
Number of series B convertible preferred shares (“Series B Preferred Shares”)	213,140	—	—
Number of series C convertible preferred shares (“Series C Preferred Shares”)	183,821	—	—
Unvested restricted shares	4,967	—	—
Share options	97,296	119,071	186,366
Apollomics private warrants	—	619,400	619,400
Apollomics public warrants	—	10,350,000	10,350,000

Note i: The exchange ratio has been applied to these instruments to give effect to the Business Combination

	As of December 31,
	2022 (Note ii)	2023	2024
Number of series A1 convertible preferred shares (“Series A1 Preferred Shares”)	1,320,576	—	—
Number of series A2 convertible preferred shares (“Series A2 Preferred Shares”)	733,712	—	—
Number of series B convertible preferred shares (“Series B Preferred Shares”)	2,973,530	—	—
Number of series C convertible preferred shares (“Series C Preferred Shares”)	2,564,500	—	—
Unvested restricted shares	69,302	—	—
Share options	1,359,797	119,071	186,366
Apollomics private warrants	—	619,400	619,400
Apollomics public warrants	—	10,350,000	10,350,000
Penny warrants	—	575	75

Note ii: This was the presentation of these instruments as of December 31, 2022, prior to the application of the exchange ratio used in the Business Combination